Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	[1]	$ 172,532,601	$ 172,516,200
Assets		172,532,601	172,516,200
Liabilities:
Public Warrants		5,175,575	8,337,500
Private Placement Warrants		161,200	261,733
Warrant Liability		5,336,775	8,599,233
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	[1]	172,532,601	172,516,200
Assets		172,532,601	172,516,200
Liabilities:
Public Warrants		5,175,575	8,337,500
Private Placement Warrants
Warrant Liability		5,175,575	8,337,500
Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account	[1]
Assets
Liabilities:
Public Warrants
Private Placement Warrants
Warrant Liability
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account	[1]
Assets
Liabilities:
Public Warrants
Private Placement Warrants		161,200	261,733
Warrant Liability		$ 161,200	$ 261,733

[1]	The fair value of the investments held in the Trust Account approximates the carrying amounts primarily due to the short-term nature.